SEVERANCE PAY (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Severance Pay [Abstract]
Severance pay expenses	$ 48	$ 55	$ 53